Note 14 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Salaries and other short term employee benefits	$ 1,726	$ 1,694
Share based payments (Note 9(b), (c ), and (d))	1,853	1,429
Key management personnel compensation	$ 3,579	$ 3,123